UNAUDITED INTERIM CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME / (LOSS) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net income / (loss)	€ 108	€ (32)	€ 156	€ (63)
Items that will not be reclassified subsequently to the interim income statement
Remeasurement on post-employment benefit obligations	24	(35)	89	(41)
Income tax on remeasurement on post-employment benefit obligations	2	10	(11)	9
Items that may be reclassified subsequently to the interim income statement
Cash flow hedges	3	5	(8)	0
Income tax on hedges	(1)	(2)	2	0
Other comprehensive income / (loss)	(1)	(2)	12	(2)
Other comprehensive income / (loss)	27	(24)	84	(34)
Total comprehensive income / (loss)	135	(56)	240	(97)
Attributable to:
Equity holders of Constellium	134	(57)	236	(98)
Non-controlling interests	1	1	4	1
Total comprehensive income / (loss)	€ 135	€ (56)	€ 240	€ (97)